1095 Avenue of the Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com
Jeremy Senderowicz jeremy.senderowicz@dechert.com +212 641 5669 Direct +212 698 3599 Fax

January 28, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Attn:	Ryan Sutcliffe, Counsel
Re:	AIP Alternative Lending Fund P

Investment Company Act File No. 811-23266

Dear Mr. Sutcliffe:

On behalf of AIP Alternative Lending Fund P (the “Registrant”), a closed-end management investment company, electronically transmitted for filing is Post-Effective Amendment No. 5 to the Registrant’s registration statement on Form N-2 (“Registration Statement”) under the Securities Act of 1933, as amended and Amendment No. 10 to the Registration Statement under the Investment Company Act of 1940, as amended. Each Amendment is being filed to update the Fund’s financial statements and certain other non-material information.

The changes made to the Fund’s registration statement is in response to the comments from the Commission’s staff (the “Staff”) and provides any responses to, or any supplemental explanations of, such comments, as requested. These changes have been reflected in the Fund’s subsequent post-effective amendments to its respective registration statement which will be filed via EDGAR on or about the date hereof.

If you have any questions relating to this filing, please do not hesitate to contact me at 212.698.3526.

Best regards,
/s/ Jeremy Senderowicz
Jeremy Senderowicz